Employee Benefit Plans - Fair values of pension plan assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Disclosure Item Amounts [Domain] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	$ 1,496	$ 1,249
Fair Value, Disclosure Item Amounts [Domain] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	4,297	3,345
U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	294	252
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	3,258	2,442
US Equity Securities [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	101	94
US Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	435	371
International Equity Securities [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	98	80
International Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	266	241
Mutual Funds -Equity [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	93	76
Mutual Funds -Equity [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	512	394
Common Collective Trust Equity Securities [Member] | Portion at Net Asset Value [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	457	364
Common Collective Trust Equity Securities [Member] | Portion at Net Asset Value [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	167	153
US Government Debt Securities [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
US Government Debt Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	1,412	889
Debt Security, Corporate, US [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	2	2
Debt Security, Corporate, US [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Debt Security Mutual Fund [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Debt Security Mutual Fund [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	392	363
Defined Benefit Plan, Common Collective Trust [Member] | Portion at Net Asset Value [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	637	548
Defined Benefit Plan, Common Collective Trust [Member] | Portion at Net Asset Value [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	760	641
Defined Benefit Plan, Cash and Cash Equivalents [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Defined Benefit Plan, Cash and Cash Equivalents [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	98	71
Defined Benefit Plan, Cash and Cash Equivalents [Member] | Portion at Net Asset Value [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	25	5
Defined Benefit Plan, Cash and Cash Equivalents [Member] | Portion at Net Asset Value [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Bank Time Deposits [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets		0
Bank Time Deposits [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets		6
Defined Benefit Plan, Derivative [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Defined Benefit Plan, Derivative [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	11	(17)
Defined Benefit Plan, Real Estate [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Defined Benefit Plan, Real Estate [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	132	124
Defined Benefit Plan, Real Estate [Member] | Portion at Net Asset Value [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	83	80
Defined Benefit Plan, Real Estate [Member] | Portion at Net Asset Value [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	112	109
Fair Value, Inputs, Level 1 [Member] | Fair Value, Disclosure Item Amounts [Domain] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	285	230
Fair Value, Inputs, Level 1 [Member] | Fair Value, Disclosure Item Amounts [Domain] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	2,859	2,137
Fair Value, Inputs, Level 1 [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	285	230
Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	2,859	2,137
Fair Value, Inputs, Level 1 [Member] | US Equity Securities [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	94	74
Fair Value, Inputs, Level 1 [Member] | US Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	435	371
Fair Value, Inputs, Level 1 [Member] | International Equity Securities [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	98	80
Fair Value, Inputs, Level 1 [Member] | International Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	266	241
Fair Value, Inputs, Level 1 [Member] | Mutual Funds -Equity [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	93	76
Fair Value, Inputs, Level 1 [Member] | Mutual Funds -Equity [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	245	213
Fair Value, Inputs, Level 1 [Member] | US Government Debt Securities [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | US Government Debt Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	1,412	889
Fair Value, Inputs, Level 1 [Member] | Debt Security, Corporate, US [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Debt Security, Corporate, US [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Debt Security Mutual Fund [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Debt Security Mutual Fund [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	392	363
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	98	71
Fair Value, Inputs, Level 1 [Member] | Bank Time Deposits [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets		0
Fair Value, Inputs, Level 1 [Member] | Bank Time Deposits [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets		6
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Derivative [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Derivative [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	11	(17)
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Real Estate [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Real Estate [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Disclosure Item Amounts [Domain] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	2	2
Fair Value, Inputs, Level 2 [Member] | Fair Value, Disclosure Item Amounts [Domain] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	267	181
Fair Value, Inputs, Level 2 [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	2	2
Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	267	181
Fair Value, Inputs, Level 2 [Member] | US Equity Securities [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | US Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | International Equity Securities [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | International Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Funds -Equity [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Funds -Equity [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	267	181
Fair Value, Inputs, Level 2 [Member] | US Government Debt Securities [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | US Government Debt Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Debt Security, Corporate, US [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	2	2
Fair Value, Inputs, Level 2 [Member] | Debt Security, Corporate, US [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Debt Security Mutual Fund [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Debt Security Mutual Fund [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Bank Time Deposits [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets		0
Fair Value, Inputs, Level 2 [Member] | Bank Time Deposits [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets		0
Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Derivative [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Derivative [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Real Estate [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Real Estate [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Disclosure Item Amounts [Domain] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	7	20
Fair Value, Inputs, Level 3 [Member] | Fair Value, Disclosure Item Amounts [Domain] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	132	124
Fair Value, Inputs, Level 3 [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	7	20
Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	132	124
Fair Value, Inputs, Level 3 [Member] | US Equity Securities [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	7	20
Fair Value, Inputs, Level 3 [Member] | US Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | International Equity Securities [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | International Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Funds -Equity [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Funds -Equity [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | US Government Debt Securities [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | US Government Debt Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Debt Security, Corporate, US [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Debt Security, Corporate, US [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Debt Security Mutual Fund [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Debt Security Mutual Fund [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Bank Time Deposits [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets		0
Fair Value, Inputs, Level 3 [Member] | Bank Time Deposits [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets		0
Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Derivative [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Derivative [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Real Estate [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Real Estate [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Selected Plan Assets	$ 132	$ 124